Investments (Composition of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 242,744	¥ 258,180
Investments held by consolidated investment companies	37,481	42,045
Other equity interests	300,629	313,221
Total	¥ 580,854	¥ 613,446